Cover	Feb. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2024
Entity File Number	000-52759
Entity Registrant Name	Bespoke Extracts, Inc.
Entity Central Index Key	0001409197
Entity Tax Identification Number	20-4743354
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12001 E.33rd Ave Suite O
Entity Address, City or Town	Aurora
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80010
City Area Code	720
Local Phone Number	949-1143
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false